Pro Forma Financial Information - Summary of Pro Forma Financial Information (Details) (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Number of shres issued during the period	337,500,000	337,500,000	337,500,000
Sino Fortune Holding Corporation [Member]
Effect of reverse merger shares outstanding	342,960,000	342,960,000	342,960,000